Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Federal deferred income tax assets:
Unearned premiums reserve	$ 991	$ 836
Net unrealized losses on fixed-maturity securities	376	427
Loss and loss adjustment expense reserves	342	293
Non-deductible accruals	274	238
Software development costs	89	66
Operating lease liabilities	41	37
Hedges on forecasted transactions	4	4
Other	27	13
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(588)	(451)
Deferred acquisition costs	(412)	(354)
Property and equipment	(85)	(88)
Operating lease assets	(41)	(37)
Investment basis differences	(22)	0
Prepaid expenses	(10)	(6)
Loss and loss adjustment expense reserve transition adjustment	(8)	(16)
Other	(24)	(26)
Net federal deferred income taxes	954	936
State deferred income tax assets	42	40
Total	$ 996	$ 976